Subsidiaries	12 Months Ended
Dec. 31, 2023
Subsidiaries
Subsidiaries

39.Subsidiaries

The Group’s ultimate parent company is TVF, while subsidiaries, associates and a joint venture of the Company as at 31 December 2023 and 31 December 2022 are as follows:

			Effective Ownership Interest
Subsidiaries	Country of		31 December	31 December
Name	Incorporation	Business	2023 (%)	2022 (%)
Turktell	Turkiye	Information technology, value added GSM services and entertainment investments	100	100
Turkcell Superonline	Turkiye	Telecommunications, television services and content services	100	100
Turkcell Dijital	Turkiye	Digitalization services and products	100	100
Dijital Egitim	Turkiye	Dijital educations	51	51
Turkcell Satis	Turkiye	Sales, delivery and digital sales services	100	100
Turkcell Teknoloji	Turkiye	Research and development	100	100
Turkcell Gayrimenkul	Turkiye	Property investments	100	100
Turkcell Enerji	Turkiye	Electricity energy trade and wholesale and retail electricity sales	100	100
Boyut Enerji	Turkiye	Electricity energy trade and wholesale and retail electricity sales	100	100
Turkcell Finansman	Turkiye	Consumer financing services	100	100
Turkcell Sigorta	Turkiye	Insurance agency activities	100	100
Turkcell Dijital Sigorta	Turkiye	Dijital agency activities	100	100
Turkcell Odeme	Turkiye	Payment services and e-money license	100	100
Lifecell Dijital Servisler	Turkiye	Development and providing of digital services and products	100	100
Lifecell Bulut	Turkiye	Cloud solutions services	100	100
Lifecell TV	Turkiye	Online radio, television and on-demand streaming services	100	100
Lifecell Muzik	Turkiye	Radio, television and on-demand streaming services	100	100
Global Tower	Turkiye	Telecommunications infrastructure business	100	100
Atmosware Teknoloji	Turkiye	Develop software products and services, training software developers	100	100
UkrTower	Ukraine	Telecommunications infrastructure business	100	100
Beltower	Republic of Belarus	Telecommunications infrastructure business	100	100
Eastasia	Netherlands	Telecommunications investments	100	100
Kibris Telekom	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Lifecell Digital	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Turkcell Dijital Technologies	Turkish Republic of Northern Cyprus	Electronic payment services	100	100
Turkcell Global Bilgi	Turkiye	Customer relations and human resources management	100	100
Global LLC	Ukraine	Customer relations management	100	100
Rehberlik	Turkiye	Directory assistance	100	100
Lifecell Ventures	Netherlands	Telecommunications investments	100	100
lifecell	Ukraine	Telecommunications	100	100
Paycell LLC	Ukraine	Consumer financing services	100	100
Paycell Europe	Germany	Payment services and e-money	100	100
Yaani	Netherlands	Internet search engine and browser services	100	100
BiP B.V.	Netherlands	Providing digital services and products	100	100
BiP A.S.	Turkiye	Providing digital services and products	100	100
Beltel	Turkiye	Telecommunications investments	—	100
BeST	Republic of Belarus	Telecommunications	100	100
Turkcell GSYF	Turkiye	Venture capital investment fund	100	100
W3	Turkiye	Information technology	100	100
Ultia (*)	Turkiye	Information technology	100	100
Lifetech	Republic of Belarus	Information technology, programming and technical support	100	100
(*)

All kinds of intellectual property rights, including but not limited to, all software, domain names, brands and patents of Turkcell Teknoloji Ultia Platform, which is a 100% subsidiary of the Group, has been transferred to Ultia, a technology-oriented company established by Turkcell GSYF.

39.Subsidiaries (continued)

			Effective Ownership Interest
Associates	Country of		31 December	31 December
Name	Incorporation	Business	2023 (%)	2022 (%)
TOGG	Turkiye	Electric passenger car development, production and trading activities	23	23

			Effective Ownership Interest
Joint Venture	Country of		31 December	31 December
Name	Incorporation	Business	2023 (%)	2022 (%)
Sofra (*)	Turkiye	Meal coupons and cards	66	33
(*)

As per the decision of The Company’s Board of Directors dated April 13, 2023; it has been decided on the acquisition of the 33.3% share of Sofra Kurumsal ve Ödüllendirme Hizmetleri A.Ş. (“Sofra”) by The Company’s 100% owned subsidiary Turkcell Ödeme ve Elektronik Para Hizmetleri A.Ş. (“TÖHAŞ”), which has 33.3% shareholding in it, from Belbim Elektronik Para ve Ödeme Hizmetleri A.Ş., one of the other shareholders of Sofra, for TL 762,690, by exercising its pre-emption right pursuant to the existing Shareholders Agreement.